Schedule of investments
Delaware International Value Equity Fund	February 28, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.99%Δ
Denmark − 3.05%
Novo Nordisk Class B	70,050	$ 9,916,628
		9,916,628
France − 18.97%
Air Liquide	114,790	18,279,999
Danone	232,830	13,111,111
Orange	788,690	9,002,659
Publicis Groupe	93,490	7,440,060
Sodexo	149,900	13,911,109
		61,744,938
Germany − 13.26%
adidas AG	84,990	12,734,373
Fresenius Medical Care AG & Co.	188,300	7,353,169
Knorr-Bremse	110,330	7,517,559
SAP	136,710	15,541,411
		43,146,512
Japan − 9.97%
Asahi Group Holdings	95,300	3,370,899
Kao	281,200	10,512,343
KDDI	151,300	4,429,377
Makita	392,700	9,806,324
Seven & i Holdings *	96,800	4,329,712
		32,448,655
Netherlands − 6.48%
Koninklijke Ahold Delhaize	663,930	21,077,696
		21,077,696
Spain − 4.96%
Amadeus IT Group †	257,190	16,158,574
		16,158,574
Sweden − 10.34%
Essity Class B	482,140	13,034,545
H & M Hennes & Mauritz Class B *	493,140	6,220,310
Securitas Class B	1,668,330	14,404,248
		33,659,103
Switzerland − 13.62%
Nestle	153,030	17,235,677
Roche Holding	41,660	12,022,284
Swatch Group	43,390	15,073,746
		44,331,707
NQ-034 [2/23] 04/23 (2832183)    1

Schedule of investments
Delaware International Value Equity Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom − 18.34%
Diageo	412,520	$ 17,510,887
Intertek Group	189,160	9,497,148
Smith & Nephew	1,203,000	17,161,759
Unilever	312,270	15,535,394
		59,705,188
Total Common Stocks (cost $344,124,959)		322,189,001

Exchange-Traded Funds – 0.26%
iShares MSCI EAFE ETF *	1,460	101,251
iShares Trust iShares ESG Aware MSCI EAFE ETF *	8,090	563,225
Vanguard FTSE Developed Markets ETF *	4,070	179,772
Total Exchange-Traded Funds (cost $826,010)		844,248
Total Value of Securities Before Securities Lending Collateral−99.25% (cost $344,950,969)		323,033,249

Securities Lending Collateral – 0.07%
Money Market Mutual Fund − 0.07%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	226,354	226,354
Total Securities Lending Collateral (cost $226,354)		226,354
Total Value of Securities−99.32% (cost $345,177,323)		323,259,603■

Obligation to Return Securities Lending Collateral — (0.07%)	(226,146)

Receivables and Other Assets Net of Liabilities — 0.75%	2,447,443
Net Assets Applicable to 24,986,150 Shares Outstanding — 100.00%	$325,480,692
Δ	Securities have been classified by country of risk.
*	Fully or partially on loan.
†	Non-income producing security.
■	Includes $6,840,268 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $7,063,842.
2    NQ-034 [2/23] 04/23 (2832183)

(Unaudited)
Summary of abbreviations:
AG – Aktiengesellschaft
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
MSCI – Morgan Stanley Capital International
NQ-034 [2/23] 04/23 (2832183)    3